American Century Investments®
Quarterly Portfolio Holdings
American Century® Short Duration Strategic Income ETF (SDSI)
May 31, 2023

American Century Short Duration Strategic Income ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Principal Amount ($)/ Shares	Value ($)
CORPORATE BONDS — 35.5%
Aerospace and Defense — 0.4%
Boeing Co., 1.43%, 2/4/24	60,000	58,214
Boeing Co., 2.80%, 3/1/24	90,000	88,254
		146,468
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 1.65%, 7/15/26	110,000	95,445
Automobiles — 1.2%
General Motors Financial Co., Inc., 1.20%, 10/15/24	80,000	75,303
General Motors Financial Co., Inc., 3.80%, 4/7/25	125,000	120,847
Mercedes-Benz Finance North America LLC, 5.375%, 11/26/25(1)	75,000	75,652
Toyota Motor Credit Corp., 3.95%, 6/30/25	120,000	118,111
		389,913
Banks — 6.7%
Bank of America Corp., VRN, 3.46%, 3/15/25	80,000	78,474
Bank of America Corp., VRN, 2.02%, 2/13/26	45,000	42,222
Bank of America Corp., VRN, 1.73%, 7/22/27	135,000	120,451
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	80,000	79,189
Citigroup, Inc., VRN, 2.01%, 1/25/26	80,000	75,302
Danske Bank A/S, VRN, 1.55%, 9/10/27(1)	200,000	174,923
Discover Bank, VRN, 4.68%, 8/9/28	505,000	465,126
HSBC Holdings PLC, 4.25%, 3/14/24	410,000	403,572
JPMorgan Chase & Co., VRN, 1.56%, 12/10/25	26,000	24,401
JPMorgan Chase & Co., VRN, 1.04%, 2/4/27	55,000	49,203
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	35,000	31,460
JPMorgan Chase & Co., VRN, 1.47%, 9/22/27	25,000	22,171
Royal Bank of Canada, 6.00%, 11/1/27	102,000	105,744
Santander UK Group Holdings PLC, VRN, 1.09%, 3/15/25	200,000	190,996
Toronto-Dominion Bank, 4.11%, 6/8/27	75,000	72,216
Truist Bank, 3.30%, 5/15/26	200,000	183,146
Wells Fargo & Co., VRN, 1.65%, 6/2/24	80,000	80,000
		2,198,596
Beverages — 0.2%
PepsiCo, Inc., 3.60%, 2/18/28	75,000	73,148
Biotechnology — 0.5%
Amgen, Inc., 5.25%, 3/2/25	96,000	96,307
CSL Finance PLC, 3.85%, 4/27/27(1)	65,000	62,728
		159,035
Capital Markets — 2.9%
Charles Schwab Corp., 0.90%, 3/11/26	130,000	114,110
Charles Schwab Corp., VRN, 5.64%, 5/19/29	30,000	30,060
Deutsche Bank AG, VRN, 1.45%, 4/1/25	150,000	141,347
Deutsche Bank AG, Series E, 0.96%, 11/8/23	150,000	145,876
Goldman Sachs Group, Inc., VRN, 1.43%, 3/9/27	70,000	62,918
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	55,000	49,010
LPL Holdings, Inc., 4.625%, 11/15/27(1)	69,000	64,073
Morgan Stanley, VRN, 0.79%, 5/30/25	35,000	33,183
Morgan Stanley, VRN, 1.16%, 10/21/25	80,000	74,746
Morgan Stanley, VRN, 2.63%, 2/18/26	210,000	199,698

Morgan Stanley, VRN, 5.16%, 4/20/29	48,000	47,879
		962,900
Chemicals — 0.3%
Celanese US Holdings LLC, 5.90%, 7/5/24	95,000	94,917
Consumer Finance — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.75%, 10/29/24	125,000	117,365
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	210,000	202,411
Navient Corp., 6.125%, 3/25/24	65,000	63,776
		383,552
Containers and Packaging — 0.7%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	110,000	106,832
Sealed Air Corp., 1.57%, 10/15/26(1)	130,000	112,958
Sealed Air Corp., 1.57%, 10/15/26	25,000	21,723
		241,513
Diversified REITs — 1.6%
Boston Properties LP, 3.125%, 9/1/23	100,000	98,936
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	110,000	106,944
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	140,000	115,136
VICI Properties LP, 4.375%, 5/15/25	75,000	72,484
VICI Properties LP / VICI Note Co., Inc., 3.50%, 2/15/25(1)	140,000	133,649
		527,149
Diversified Telecommunication Services — 1.2%
AT&T, Inc., 7.30%, 8/15/26	45,000	46,800
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	50,000	39,642
Sprint Capital Corp., 6.875%, 11/15/28	285,000	304,940
		391,382
Electric Utilities — 1.8%
American Electric Power Co., Inc., 2.03%, 3/15/24	80,000	77,433
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	130,000	127,057
NextEra Energy Capital Holdings, Inc., 4.26%, 9/1/24	80,000	78,797
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	36,000	36,415
NextEra Energy Capital Holdings, Inc., 4.45%, 6/20/25	140,000	138,556
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	105,000	102,614
Vistra Operations Co. LLC, 5.125%, 5/13/25	25,000	24,432
		585,304
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.05%, 2/15/26(1)	125,000	125,357
Entertainment — 0.5%
Warnermedia Holdings, Inc., 3.79%, 3/15/25	105,000	101,532
Warnermedia Holdings, Inc., 3.76%, 3/15/27	70,000	65,623
		167,155
Financial Services — 0.4%
Global Payments, Inc., 3.75%, 6/1/23	40,000	40,000
Global Payments, Inc., 4.45%, 6/1/28	85,000	80,753
		120,753
Food Products — 0.3%
General Mills, Inc., 5.24%, 11/18/25	85,000	85,035
Ground Transportation — 1.8%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	200,000	188,568
PT Penske Truck Leasing Co. LP / L Finance Corp., 5.75%, 5/24/26(1)	90,000	89,841
SMBC Aviation Capital Finance DAC, 4.125%, 7/15/23(1)	225,000	224,333
Triton Container International Ltd., 1.15%, 6/7/24(1)	110,000	103,037
		605,779

Health Care Equipment and Supplies — 0.6%
GE HealthCare Technologies, Inc., 5.55%, 11/15/24(1)	200,000	199,828
Health Care Providers and Services — 1.2%
CVS Health Corp., 5.00%, 2/20/26	85,000	85,120
CVS Health Corp., 5.00%, 1/30/29(2)	85,000	85,116
HCA, Inc., 3.125%, 3/15/27(1)	50,000	46,296
HCA, Inc., 5.20%, 6/1/28	80,000	79,536
Universal Health Services, Inc., 1.65%, 9/1/26	95,000	83,708
		379,776
Health Care REITs — 0.3%
Welltower OP LLC, 4.50%, 1/15/24	115,000	113,781
Hotels, Restaurants and Leisure — 0.4%
Hyatt Hotels Corp., 1.80%, 10/1/24	80,000	75,901
Starbucks Corp., 4.75%, 2/15/26	65,000	64,954
		140,855
Household Durables — 0.4%
Meritage Homes Corp., 6.00%, 6/1/25	130,000	130,344
Industrial Conglomerates — 0.1%
Honeywell International, Inc., 4.25%, 1/15/29	50,000	49,435
Insurance — 1.2%
Athene Global Funding, 2.51%, 3/8/24(1)	100,000	96,496
Metropolitan Life Global Funding I, 4.05%, 8/25/25(1)	305,000	296,073
		392,569
Life Sciences Tools and Services — 0.5%
Illumina, Inc., 5.80%, 12/12/25	150,000	151,805
Machinery — 0.5%
CNH Industrial Capital LLC, 3.95%, 5/23/25	90,000	87,547
John Deere Capital Corp., 3.40%, 6/6/25	95,000	92,688
		180,235
Media — 2.1%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	85,000	79,530
Cox Communications, Inc., 3.15%, 8/15/24(1)	115,000	112,696
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	95,000	83,785
Gray Television, Inc., 7.00%, 5/15/27(1)(3)	90,000	74,234
iHeartCommunications, Inc., 8.375%, 5/1/27	55,000	31,097
Paramount Global, VRN, 6.25%, 2/28/57	75,000	55,622
Paramount Global, VRN, 6.375%, 3/30/62	60,000	48,131
Warner Media LLC, 3.80%, 2/15/27	71,000	64,609
WPP Finance 2010, 3.75%, 9/19/24	135,000	131,374
		681,078
Metals and Mining — 0.4%
Nucor Corp., 3.95%, 5/23/25	35,000	34,250
Steel Dynamics, Inc., 2.80%, 12/15/24	115,000	110,182
		144,432
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	130,000	121,907
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	25,000	21,209
		143,116
Multi-Utilities — 0.3%
Abu Dhabi National Energy Co. PJSC, 4.375%, 1/24/29(1)	15,000	14,952
DTE Energy Co., 4.22%, 11/1/24	85,000	83,643
		98,595
Oil, Gas and Consumable Fuels — 2.3%
Ecopetrol SA, 5.875%, 9/18/23	90,000	89,874
Enbridge, Inc., VRN, 5.72%, (SOFR plus 0.63%), 2/16/24	80,000	79,879

Energy Transfer LP, 4.25%, 4/1/24	60,000	59,137
Enterprise Products Operating LLC, 3.70%, 2/15/26	120,000	116,904
EQT Corp., 5.68%, 10/1/25	85,000	85,018
Hess Corp., 3.50%, 7/15/24(3)	90,000	88,027
HF Sinclair Corp., 2.625%, 10/1/23	100,000	98,826
Petroleos Mexicanos, 6.49%, 1/23/27	40,000	34,651
Petroleos Mexicanos, 6.50%, 3/13/27	40,000	34,671
Pioneer Natural Resources Co., 5.10%, 3/29/26	60,000	60,020
		747,007
Passenger Airlines — 0.2%
American Airlines, Inc., 7.25%, 2/15/28(1)	54,000	52,908
Pharmaceuticals — 0.6%
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	200,000	200,375
Retail REITs — 0.5%
Federal Realty Investment Trust, 2.75%, 6/1/23	115,000	115,000
NNN REIT, Inc., 4.30%, 10/15/28	60,000	56,293
		171,293
Semiconductors and Semiconductor Equipment†
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25	17,000	16,149
Specialized REITs — 0.3%
American Tower Corp., 5.25%, 7/15/28	32,000	31,971
Equinix, Inc., 2.90%, 11/18/26	75,000	69,195
Equinix, Inc., 1.80%, 7/15/27	13,000	11,286
		112,452
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 5.90%, 3/9/26	18,000	18,248
Technology Hardware, Storage and Peripherals†
Seagate HDD Cayman, 8.25%, 12/15/29(1)	11,000	11,259
Trading Companies and Distributors — 0.7%
Air Lease Corp., 2.875%, 1/15/26	60,000	55,818
Air Lease Corp., 5.30%, 2/1/28	135,000	133,508
Aircastle Ltd., 5.25%, 8/11/25(1)	30,000	29,152
		218,478
TOTAL CORPORATE BONDS (Cost $11,754,470)		11,707,419
U.S. TREASURY SECURITIES — 21.1%
U.S. Treasury Notes, 1.00%, 12/15/24(4)	700,000	661,527
U.S. Treasury Notes, 3.875%, 4/30/25	2,600,000	2,571,867
U.S. Treasury Notes, 4.00%, 12/15/25	400,000	398,451
U.S. Treasury Notes, 4.625%, 3/15/26	1,200,000	1,217,156
U.S. Treasury Notes, 3.75%, 4/15/26	1,730,000	1,714,998
U.S. Treasury Notes, 2.00%, 11/15/26	370,000	346,637
U.S. Treasury Notes, 3.25%, 6/30/29	70,000	68,064
TOTAL U.S. TREASURY SECURITIES (Cost $7,013,328)		6,978,700
COLLATERALIZED LOAN OBLIGATIONS — 8.0%
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 6.90%, (3-month LIBOR plus 1.60%), 4/30/31(1)	100,000	97,923
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class AS, VRN, 6.69%, (1-month SOFR plus 1.63%), 2/15/35(1)	91,780	91,885
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.46%, (1-month LIBOR plus 1.35%), 11/15/36(1)	100,000	98,074
BXMT Ltd., Series 2020-FL2, Class A, VRN, 6.08%, (1-month SOFR plus 1.01%), 2/15/38(1)	76,649	73,093
BXMT Ltd., Series 2021-FL4, Class AS, VRN, 6.41%, (1-month LIBOR plus 1.30%), 5/15/38(1)	250,000	238,934
CBAM Ltd., Series 2017-1A, Class B, VRN, 7.05%, (3-month LIBOR plus 1.80%), 7/20/30(1)	100,000	97,719
CBAM Ltd., Series 2019-11RA, Class C, VRN, 7.50%, (3-month LIBOR plus 2.25%), 1/20/35(1)	100,000	92,973
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 6.76%, (3-month LIBOR plus 1.50%), 4/15/32(1)	79,852	79,317

Cerebus Loan Funding XXVII LP, Series 2019-2A, Class A2, 3.50%, 1/15/32(1)	100,000	94,918
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.11%, (3-month LIBOR plus 1.85%), 11/16/30(1)	100,000	96,464
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 7.02%, (3-month LIBOR plus 1.70%), 11/15/28(1)	75,000	72,661
Dryden 72 CLO Ltd., Series 2019-72A, Class CR, VRN, 7.17%, (3-month LIBOR plus 1.85%), 5/15/32(1)	150,000	142,861
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class BR, VRN, 6.90%, (3-month LIBOR plus 1.65%), 7/20/31(1)	100,000	98,698
Greystone CRE Notes Ltd., Series 2019-FL2, Class A, VRN, 6.29%, (1-month LIBOR plus 1.18%), 9/15/37(1)	55,404	55,036
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.51%, (1-month LIBOR plus 1.40%), 6/16/36(1)	125,000	120,636
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 7.65%, (3-month SOFR plus 2.60%), 7/20/31(1)	100,000	99,201
KVK CLO Ltd., Series 2013-1A, Class DR, VRN, 8.20%, (3-month LIBOR plus 2.95%), 1/14/28(1)	100,000	97,898
Marathon CLO Ltd., Series 2020-15A, Class A1S, VRN, 7.02%, (3-month LIBOR plus 1.70%), 11/15/31(1)	75,000	74,658
Palmer Square Loan Funding Ltd., Series 2021-3A, Class B, VRN, 7.00%, (3-month LIBOR plus 1.75%), 7/20/29(1)	125,000	121,450
Palmer Square Loan Funding Ltd., Series 2021-3A, Class C, VRN, 7.75%, (3-month LIBOR plus 2.50%), 7/20/29(1)	75,000	71,941
Palmer Square Loan Funding Ltd., Series 2022-4A, Class B, VRN, 7.53%, (3-month SOFR plus 2.75%), 7/24/31(1)	100,000	100,012
Ready Capital Mortgage Financing LLC, Series 2020-FL4, Class B, VRN, 8.99%, (1-month LIBOR plus 3.85%), 2/25/35(1)	70,000	67,378
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 7.47%, (1-month SOFR plus 2.37%), 10/25/39(1)	100,000	100,136
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 6.44%, (3-month LIBOR plus 1.19%), 10/20/30(1)	95,375	94,546
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.06%, (3-month LIBOR plus 1.80%), 1/15/30(1)	75,000	71,213
Stratus CLO Ltd., Series 2021-2A, Class C, VRN, 7.15%, (3-month LIBOR plus 1.90%), 12/28/29(1)	100,000	95,582
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 6.96%, (3-month LIBOR plus 1.70%), 4/18/33(1)	100,000	97,142
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,623,598)		2,642,349
ASSET-BACKED SECURITIES — 7.8%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)	212,022	160,703
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)	150,000	132,361
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)	202,595	178,051
Brazos Education Loan Authority, Inc., Series 2012-1, Class A1, VRN, 5.84%, (1-month LIBOR plus 0.70%), 12/26/35	35,056	34,667
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	58,714	53,565
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)	143,274	131,642
Diamond Issuer, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)	165,000	142,862
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(1)	100,000	90,319
Flagship Credit Auto Trust, Series 2021-2, Class A, SEQ, 0.37%, 12/15/26(1)	6,951	6,877
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	100,000	88,788
Global SC Finance II SRL, Series 2014-1A, Class A2, SEQ, 3.09%, 7/17/29(1)	58,034	56,408
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.96%, 12/26/28(1)	65,028	63,804
MAPS Ltd., Series 2018-1A, Class A, SEQ, 4.21%, 5/15/43(1)	61,288	55,178
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)	184,303	161,166
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37(1)	102,904	97,062
MVW Owner Trust, Series 2019-1A, Class C, 3.33%, 11/20/36(1)	100,351	94,408
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(1)	80,026	73,319
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	100,000	84,138
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)	185,921	161,858
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, SEQ, 3.81%, 4/20/45(1)	165,000	157,255
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(1)	123,047	120,867
Start II Ltd., Series 2019-1, Class A, SEQ, 4.09%, 3/15/44(1)	186,773	165,475
TAL Advantage VII LLC, Series 2020-1A, Class A, SEQ, 2.05%, 9/20/45(1)	72,000	64,040
Vantage Data Centers LLC, Series 2019-1A, Class A2, SEQ, 3.19%, 7/15/44(1)	134,750	129,915
Vantage Data Centers LLC, Series 2020-1A, Class A2, SEQ, 1.65%, 9/15/45(1)	95,000	85,498
TOTAL ASSET-BACKED SECURITIES (Cost $2,502,083)		2,590,226
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
Private Sponsor Collateralized Mortgage Obligations — 2.6%
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ,VRN, 1.58%, 5/25/65(1)	88,824	81,924
Bellemeade RE Ltd., Series 2018-1A, Class M2, VRN, 8.04%, (1-month LIBOR plus 2.90%), 4/25/28(1)	52,054	52,296

Bellemeade RE Ltd., Series 2020-2A, Class M2, VRN, 11.14%, (1-month LIBOR plus 6.00%), 8/26/30(1)	72,467	73,912
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A1, SEQ, 1.62%, 4/25/65(1)	53,725	52,775
CSMC Trust, Series 2019-NQM1, Class A2, SEQ, 2.86%, 10/25/59(1)	81,895	78,518
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, VRN, 2.01%, 5/25/65(1)	79,667	76,221
Residential Mortgage Loan Trust, Series 2020-1, Class A1, VRN, 2.38%, 1/26/60(1)	80,011	75,807
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.04%, (1-month LIBOR plus 3.90%), 8/25/33(1)	115,055	115,799
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	54,560	47,536
Visio Trust, Series 2020-1, Class A2, SEQ,VRN, 2.50%, 8/25/55(1)	110,000	99,862
Vista Point Securitization Trust, Series 2020-2, Class A1, VRN, 1.48%, 4/25/65(1)	93,335	83,178
		837,828
U.S. Government Agency Collateralized Mortgage Obligations — 1.7%
FHLMC, Series 2021-HQA3, Class M1, VRN, 5.82%, (30-day average SOFR plus 0.85%), 9/25/41(1)	81,470	78,974
FHLMC, Series 2022-DNA3, Class M1A, VRN, 6.97%, (30-day average SOFR plus 2.00%), 4/25/42(1)	95,717	96,216
FHLMC, Series 2022-DNA5, Class M1A, VRN, 7.92%, (30-day average SOFR plus 2.95%), 6/25/42(1)	85,700	87,159
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.12%, (30-day average SOFR plus 2.15%), 9/25/42(1)	83,890	84,467
FNMA, Series 2014-C04, Class 2M2, VRN, 10.14%, (1-month LIBOR plus 5.00%), 11/25/24	8,700	8,770
FNMA, Series 2017-C02, Class 2ED3, VRN, 6.49%, (1-month LIBOR plus 1.35%), 9/25/29	65,695	65,781
FNMA, Series 2019-R07, Class 1M2, VRN, 7.24%, (1-month LIBOR plus 2.10%), 10/25/39(1)	37,835	37,898
FNMA, Series 2022-RO4, Class 1M1, VRN, 6.97%, (30-day average SOFR plus 2.00%), 3/25/42(1)	111,089	111,607
		570,872
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,394,832)		1,408,700
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.6%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, VRN, 3.60%, 4/14/33(1)	100,000	90,864
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 7.11%, (1-month LIBOR plus 2.00%), 9/15/36(1)	100,000	93,743
BX Commercial Mortgage Trust, Series 2023-VLT2, Class B, VRN, 8.19%, (1-month SOFR plus 3.13%), 6/15/40(1)(2)	100,000	99,500
BX Trust, Series 2021-ARIA, Class G, VRN, 8.25%, (1-month LIBOR plus 3.14%), 10/15/36(1)	50,000	46,322
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, VRN, 6.71%, (1-month LIBOR plus 1.60%), 5/15/36(1)	99,752	98,557
CSMC Trust, Series 2021-BHAR, Class B, VRN, 6.61%, (1-month LIBOR plus 1.50%), 11/15/38(1)	100,000	96,866
DBWF Mortgage Trust, Series 2018-GLKS, Class A, VRN, 6.26%, (1-month LIBOR plus 1.13%), 12/19/30(1)	150,000	147,836
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 7.96%, (1-month LIBOR plus 2.85%), 7/15/38(1)	97,377	94,445
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class F, VRN, 3.96%, 12/10/36(1)	100,000	92,704
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 6.81%, (1-month SOFR plus 1.75%), 12/15/36(1)	70,000	68,535
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 6.57%, (1-month LIBOR plus 1.51%), 3/15/38(1)	157,275	151,049
Med Trust, Series 2021-MDLN, Class F, VRN, 9.11%, (1-month LIBOR plus 4.00%), 11/15/38(1)	99,522	93,347
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,160,723)		1,173,768
BANK LOAN OBLIGATIONS(5) — 1.0%
Health Care Equipment and Supplies†
Avantor Funding, Inc., 2021 Term Loan B5, 7.50%, (1-month SOFR plus 2.25%), 11/8/27	4,853	4,844
Health Care Providers and Services — 0.2%
Surgery Center Holdings, Inc., 2021 Term Loan, 8.86%, (3-month LIBOR plus 3.75%), 8/31/26	66,540	66,177
Passenger Airlines — 0.4%
American Airlines, Inc., 2023 Term Loan B, 8.15%, (6-month SOFR plus 2.75%), 2/15/28	135,000	130,265
Pharmaceuticals — 0.4%
Jazz Financing Lux Sarl, USD Term Loan, 5/5/28(6)	140,000	139,875
TOTAL BANK LOAN OBLIGATIONS (Cost $342,400)		341,161
PREFERRED STOCKS — 0.4%
Industrial Conglomerates — 0.4%
General Electric Co., Series D, 8.20% (Cost $129,430)	130,000	129,903
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.4%
Saudi Arabia — 0.4%
Saudi Government International Bond, 4.75%, 1/18/28(1) (Cost $121,634)	120,000	120,895

SHORT-TERM INVESTMENTS — 17.7%
Money Market Funds — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	882,548	882,548
State Street Navigator Securities Lending Government Money Market Portfolio(8)	80,663	80,663
		963,211
Treasury Bills(7) — 14.8%
U.S. Treasury Bills, 4.74%, 4/18/24	5,100,000	4,874,600
TOTAL SHORT-TERM INVESTMENTS (Cost $5,857,219)		5,837,811
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $32,899,717)		32,930,932
OTHER ASSETS AND LIABILITIES — 0.2%		65,271
TOTAL NET ASSETS — 100.0%		$32,996,203

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	52	September 2023	$10,703,063	$5,631
U.S. Treasury 10-Year Notes	3	September 2023	343,406	3,486
			$11,046,469	$9,117
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	5	September 2023	$545,390	$(2,182)
U.S. Treasury Long Bonds	1	September 2023	128,344	(2,085)
			$673,734	$(4,267)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $11,014,733, which represented 33.4% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $78,196. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contract. At the period end, the aggregate value of securities pledged was $328,874.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $80,663.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.  Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$11,707,419	—
U.S. Treasury Securities	—	6,978,700	—
Collateralized Loan Obligations	—	2,642,349	—
Asset-Backed Securities	—	2,590,226	—
Collateralized Mortgage Obligations	—	1,408,700	—
Commercial Mortgage-Backed Securities	—	1,173,768	—
Bank Loan Obligations	—	341,161	—
Preferred Stocks	—	129,903	—
Sovereign Governments and Agencies	—	120,895	—
Short-Term Investments	$963,211	4,874,600	—
	$963,211	$31,967,721	—
Other Financial Instruments
Futures Contracts	$9,117	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$4,267	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.